Income taxes	6 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

11.Income taxes

In accordance with IAS 34 (Interim Financial Reporting) income tax expense for the condensed consolidated interim financial statements is calculated on the basis of the average annual tax rate that is expected for the entire fiscal year, adjusted for the tax effect of certain items recognized in the full interim period. As such, the effective tax rate in the interim financial statements may differ from management’s original best estimate of the effective rate.

	Three Months Ended December 31,		Six Months Ended December 31,
(in %)	2023	2024	2023	2024
Effective tax rate	2.7%	(4.3)%	12.1%	21.1%

The change in the effective tax rate and tax expense for the three and six months ended December 31, 2023, and 2024, was primarily driven by share-based compensation (SBC) expenses, which are non-deductible for tax purposes. For the three months ended December 31, 2024, a Loss before income taxes was reported; however, excluding the impact of SBC, the result would have been a Profit before income taxes. This resulted in a tax expense despite the reported loss, leading to a negative effective tax rate for the period.